Capital adequacy	12 Months Ended
Dec. 31, 2011
Capital adequacy

The Group is subject to regulation by FINMA. The capital levels of the Group are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2008, the Group has operated under the international capital adequacy standards known as Basel II set forth by the Basel Committee on Banking Supervision (BCBS). These standards affected the measurement of both total eligible capital and risk-weighted assets. In January 2011, as required by FINMA, the Group implemented BCBS’s “Revisions to the Basel II market risk framework” (Basel II.5) for FINMA regulatory capital purposes. The Group has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34. FINMA has advised the Group that it may continue to include as tier 1 capital CHF 0.6 billion and CHF 1.1 billion of equity from SPEs which are deconsolidated under US GAAP as of December 31, 2011 and 2010, respectively.

According to FINMA and Bank for International Settlements (BIS) capital requirements, total regulatory capital is comprised of two categories: tier 1 and tier 2 capital. Tier 1 capital consists of total shareholders’ equity, qualifying noncontrolling interests and hybrid tier 1 capital instruments. Deductions from tier 1 capital include, among other items, goodwill and intangible assets, participations in insurance entities, investments in certain bank and finance entities and other adjustments, including cumulative fair value adjustments on Credit Suisse vanilla debt, net of tax, anticipated but not yet declared dividends, the net long position in own treasury shares in the trading book and an adjustment for the accounting treatment of pension plans. Core tier 1 capital excludes hybrid tier 1 capital instruments. Tier 1 capital is supplemented for capital adequacy purposes by tier 2 capital, which consists primarily of unsecured, perpetual, subordinated instruments that are senior only to tier 1 instruments. The sum of tier 1 and tier 2 capital equals total eligible capital.

Risk-weighted assets include consolidated balance sheet assets, net positions in securities not held in the trading portfolio, off-balance sheet transactions converted into credit equivalents and market positions in the trading portfolio.

As of December 31, 2011 and 2010, the Group was adequately capitalized under the regulatory provisions outlined under both FINMA and BIS guidelines.
BIS statistics
end of	Basel II.5 2011	Basel II 2011	Basel II 2010

Eligible capital (CHF million)

Tier 1 capital	36,844	38,029	37,725

of which core tier 1 capital	25,956	27,141	26,627

Tier 2 capital	11,810	12,995	10,074

Total eligible capital	48,654	51,024	47,799

Risk-weighted assets (CHF million)

Credit risk	157,237	155,352	158,735

Market risk	40,609	11,170	18,925

Non-counterparty risk	7,819	7,819	7,380

Operational risk	36,088	36,088	33,662

Risk-weighted assets	241,753	210,429	218,702

Capital ratios (%)

Core tier 1 ratio	10.7	12.9	12.2

Tier 1 ratio	15.2	18.1	17.2

Total capital ratio	20.1	24.2	21.9

For BIS reporting purposes, Basel II.5 was effective as of December 31, 2011.

Broker-dealer operations
Certain Group broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2011 and 2010, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).

Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.

As of December 31, 2011 and 2010, the Group was not subject to restrictions on its ability to pay the proposed dividends.

Bank
Capital adequacy

The Bank is subject to regulation by the FINMA. The capital levels of the Bank are subject to qualitative judgments by regulators, including FINMA, about the components of capital, risk weightings and other factors. Since January 2008, the Bank has operated under the international capital adequacy standards known as Basel II set forth by the Basel Committee on Banking Supervision (BCBS). These standards affected the measurement of both total eligible capital and risk-weighted assets. In January 2011, as required by FINMA, the Bank implemented BCBS’s “Revisions to the Basel II market risk framework” (Basel II.5) for FINMA regulatory capital purposes. The Bank has based its capital adequacy calculations on US GAAP, as permitted by FINMA Circular 2008/34. FINMA has advised the Bank that it may continue to include as tier 1 capital CHF 3.2 billion and CHF 3.1 billion of equity from SPEs which are deconsolidated under US GAAP as of December 31, 2011 and 2010, respectively.

As of December 31, 2011 and 2010, the Bank was adequately capitalized under the regulatory provisions outlined under both FINMA and the Bank for International Settlements (BIS) guidelines.
> Refer to “Note 35 – Capital adequacy” in V – Consolidated financial statements – Credit Suisse Group for further information.
BIS statistics
end of	Basel II.5 2011	[1]	Basel II 2011	Basel II 2010

Eligible capital (CHF million)

Tier 1 capital	33,459		34,644	35,310

Of which core tier 1 capital	22,571		23,756	24,721

Tier 2 capital	13,169		14,354	12,259

Total eligible capital	46,628		48,998	47,569

Risk-weighted assets (CHF million)

Credit risk	147,224		145,338	147,516

Market risk	39,810		10,371	18,008

Non-counterparty risk	7,274		7,274	6,819

Operational risk	36,088		36,088	33,663

Risk-weighted assets	230,396		199,071	206,006

Capital ratios (%)

Core tier 1 ratio	9.8		11.9	12.0

Tier 1 ratio	14.5		17.4	17.1

Total capital ratio	20.2		24.6	23.1

For BIS reporting purposes, Basel II.5 was effective December 31, 2011.

Broker-dealer operations
Certain Bank broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2011 and 2010, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.

Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations). As of December 31, 2011 and 2010, the Bank was not subject to restrictions on its ability to pay the proposed dividends.